Disclosures on equity - Capital Management Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosures Of Equity [Line Items]
Net financial debt	$ 2,161,874	$ (660,246)	$ 258,915
Liquidity, ratio	2.33	2.29
Capital Management
Disclosures Of Equity [Line Items]
Net financial debt	$ 2,086,717	$ (721,980)
Liquidity, ratio	2.33	2.29
ROE, percentage	20.78	79.37
Adjusted EBITDA	$ 3,180,071	$ 5,838,439
EBITDA	$ 3,226,202	$ 5,817,605
ROA, percentage	35.90	78.61
Indebtedness, ratio	0.47	(0.15)